Reverse Merger (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 20, 2013	Apr. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Common Stock, Par Or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			24,801,132	24,214,670	24,801,132
Due From Transfer Agent			$ 0	$ 15,908
Sale of Stock, Number of Shares Issued in Transaction			2,500,000	649,382
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,050,000
Sale of Stock, Consideration Received on Transaction			$ 6,610	$ 6,610
Working Capital			$ 15,909
Escrow [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			890,000
Reverse Merger [Member]
Shares Held Pursuant To Merger	20,567,141
Common Stock, Par Or Stated Value Per Share	$ 0.0001
Earn Out Shares Held Pursuant To Merger	3,000,000
Common Stock, Shares, Outstanding			3,647,529
Receivable From Transfer Agent Net				$ 15,909
Warrant Liability			$ 139
Due From Transfer Agent			$ 25,906
Shares Excluded From Participation Of Business Combination			2,251,853
Proceeds from Issuance of Trust Preferred Securities			$ 42,740
Prior To Merger [Member]
Business Acquisition, Transaction Costs			$ 3,900